SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unvested restricted stock units	9,300,104	0
Warrants stock shares	4,100,000	2,000,000
Impairment charges	$ 2,938,247	$ 198,193
Bottom [Member]
Estimated useful lives	3 years
Top [Member]
Estimated useful lives	5 years